Business Combinations and Acquisitions of Non-Controlling Interests	12 Months Ended
Dec. 31, 2020
Business Combinations and Acquisitions of Non-Controlling Interests [Abstract]
Business Combinations and Acquisitions of Non-Controlling Interests	Business combinations and acquisitions of non-controlling interests
Business combinations
There were no significant business combinations in 2020, 2019 and 2018.
Transactions with non-controlling interests
2018
Sale of 9.99% of the total share capital of Telxius
On July 27, 2018, Telefónica transferred to a subsidiary of the Pontegadea Group 16.65% of the share capital of the Telefónica's subsidiary Pontel Participaciones, S.L. (Pontel), which owns 60% of the share capital of Telxius Telecom, S.A. (Telxius), for an amount of 378.8 million euros, resulting in a price of 15.2 euros per share of Telxius. This holding of 16.65% in the capital stock of Pontel is equivalent, in economic terms, to an indirect holding of 9.99% in the share capital of Telxius. The impact of this transaction on the equity attributable to equity holders of the parent amounted to 232 million euros and the impact on equity attributable to non-controlling interest amounted to 139 million euros.